Employee benefits	12 Months Ended
Jun. 30, 2023
1 year or less [member]
Statement [line items]
Employee benefits	Note 1 8 . Employee benefits

	2023 A$’000	2022 reclassified A$’000

Current Liabilities
Employee benefits	201	—
Annual leave	489	369

	690	369

Non-Current Liabilities
Long service leave	59	117

	749	486